LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES LIABILITIES
Schedule of lease liabilities

	As of December 31,
Current	2021	2020
Argentina	5,541	4,631
Abroad	589	404
	6,130	5,035
Non- current
Argentina	11,596	9,237
Abroad	1,190	1,278
	12,786	10,515
Total lease liabilities	18,916	15,550

Schedule of movements in the lease liabilities

	Years ended December 31,
	2021	2020
Balances at the beginning of the year	15,550	12,968
Additions (*)	17,417	13,109
Financial results, net (**)	2,906	2,929
Cash flows	(6,596)	(7,896)
Decreases (includes RECPAM)	(10,361)	(5,560)
At the end of the year	18,916	15,550

(*) Included in acquisitions of Rights of use.

(**) Included in the lines Other exchange differences and Other net interest and other investment results.